Mineral Properties and Interests	12 Months Ended
Dec. 31, 2020
Mineral Industries Disclosures [Abstract]
MINERAL PROPERTIES AND INTERESTS

NOTE 7 – MINERAL PROPERTIES AND INTERESTS

Mineral properties and interests as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Kiewit and surrounding claims	$3,700,000	$3,700,000
JJS property	250,000	250,000
Total	3,950,000	3,950,000
Less Accumulated amortization	(770,560)	(475,401)
	3,179,440	3,474,599
Asset retirement obligation
Kiewit site	718,289	452,193
Kiewit exploration	28,377	11,126
JJS property	31,016	-
Total	777,682	463,319
Less accumulated amortization	(171,254)	(208,281)
	606,428	255,038

Total	$3,785,868	$3,729,637

On June 13, 2019, the Company entered into an agreement whereby the Company acquired 20 claims adjacent to the Kiewit property from Ben Julian, LLC for $250,000, known as the JJS Property. Although drilling has commenced on this property, permitting has not been completed and production has not yet begun.

In 2009, the Company entered into a Joint Venture Agreement with the Clifton Mining Company ("Clifton") and the Woodman Mining Company for the lease of their property interests in the Gold Hill Mining District of Utah. In March 2019, the Company and Clifton entered into a Second Amended and Restated Lease Agreement (the "Amended Lease").   Under the terms of this Amended Lease, the Company relinquished its leasehold interest in all but 10 of the patented mining claims, for which it retained only the surface rights, and 66 of the unpatented lode mining claims previously held by the Company. The Cactus Mill property was returned to Clifton Mining Company as part of this agreement.

As consideration for entering into the Amended Lease, the Company issued 5,500,000 shares of its common stock with a fair value of $2,200,000 which increased the carrying value of the mineral properties and interests. In addition, the Company and Clifton entered into a Registration Rights Agreement to register for resale the shares issued to Clifton which requires the Company to register the shares within 18 months (which is September 7, 2020) following the initial funding received under the Purchase Agreement (Note 3). In the event the Company does not register the shares within the 18-month period, the Company is obligated to pay Clifton a royalty equal to 2.5% of the net smelter returns from the minerals generated from the Company's mining claims. The registration of these shares was filed and became effective on April 14, 2020.

Under the terms of the initial 2009 Joint Venture Agreement, the Company was required to pay a 4% net smelter royalty ("NSR") on base metals in all other areas except for production from the Kiewit gold property and a NSR on gold and silver, except for production from the Kiewit gold property, based on a sliding scale of between 2% and 15% based on the price of gold or silver, as applicable.  The Company was also required to pay Clifton a 6% NSR on any production from the Kiewit gold property.

As part of the Purchase Agreement (Note 3) finalized in March 2019, these NSRs were bought out by the Company from Clifton and two other minority royalty holders at a cost of $900,000 which increased the carrying value of the mineral properties and interests. The buyer of the Purchase Agreement (Note 3), PDK, acquired a 4% NSR, previously held by Clifton, on the Kiewit property for $2,200,000. PDK remitted the funds for the NSR directly to Clifton. PDK will receive a 4% net NSR on proceeds from the sale of gold and silver from the Kiewit and JJS properties.

In early 2020, the Company revised its estimate of gold ounces to be produced from its mineral properties and interests. The updated estimate of total gold ounces to be produced from the property considered actual gold ounce recoveries since production began and internally estimated ounces contained in mineral resources based on drilling and actual data. The new estimate resulted in increased gold ounces at January 1, 2020 from 39,480 gold ounces to 92,500 gold ounces. Amortization of the mineral properties and interests based on total units of production was $258,132 and $475,682 for the years ended December 31, 2020 and 2019, respectively. Amortization and accumulated amortization for the year ended December 31, 2020 was based on the updated estimate.